Acquisitions - Disclosure Of Detailed Information About Business Combinations (Details) - Leagold Mining Corporation [member] - USD ($) $ in Thousands		Dec. 31, 2020	Mar. 31, 2020
Net assets (liabilities) acquired:
Cash and cash equivalents		$ 55,252
Trade and other receivables		33,524
Inventory	[1]	150,078
Mineral property, plant and equipment	[2]	1,318,785
Other assets		21,432
Accounts payable and accrued liabilities		(88,896)
Loans and borrowings and accrued interest		(323,870)
Derivative liabilities		(78,526)
Reclamation obligations	[3]	(62,238)
Deferred tax liabilities	[4]	(230,458)
Other liabilities		(31,000)
Fair value of net assets acquired		764,083
Previously stated [member]
Net assets (liabilities) acquired:
Cash and cash equivalents			$ 55,252
Trade and other receivables			33,524
Inventory	[1]		90,082
Mineral property, plant and equipment	[2]		1,350,794
Other assets			21,432
Accounts payable and accrued liabilities			(88,490)
Loans and borrowings and accrued interest			(323,870)
Derivative liabilities			(78,526)
Reclamation obligations	[3]		(69,487)
Deferred tax liabilities	[4]		(195,628)
Other liabilities			(31,000)
Fair value of net assets acquired			$ 764,083
Adjustments [member]
Net assets (liabilities) acquired:
Cash and cash equivalents		0
Inventory	[1]	59,996
Mineral property, plant and equipment	[2]	(32,009)
Accounts payable and accrued liabilities		(406)
Reclamation obligations	[3]	7,249
Deferred tax liabilities	[4]	$ (34,830)

[1]	The fair value of inventory was adjusted for refinements to estimated conversion costs for heap leach inventories and estimated forward gold prices in determining net realizable value.
[2]	Measurement period adjustments to mineral properties, plant and equipment result from additional analysis of capital costs recovery rates, and timing of cash flows used in the discounted cash flow models to estimate the fair value of mineral properties. During the period, the Company also physically reviewed fixed assets at certain sites and identified specified assets deemed to be obsolete.
[3]	The fair value of reclamation and remediation liabilities is based on the expected amounts and timing of cash flows for closure activities and discounted to present value using a credit-adjusted risk-free rate as of the acquisition date. Measurement period adjustments relate to refinements of cost escalation and cost estimates.
[4]	Deferred income tax liabilities represent the future tax expense associated with the differences between the fair value allocated to assets and liabilities and the historical carryover tax basis of these assets and liabilities. Measurement period adjustments include a $20.0 million provision for tax contingencies in relation to certain pre-export finance loans in Brazil and the tax impact of other measurement period adjustments described above and recorded during the period.